UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 189,190,680	$ 155,235,401
Due from related parties, current	$ 1,651,486	$ 3,923,315
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts receivable trade, net	$ 661,199	$ 4,132,282
Inventories	213,824	260,555
Prepaid expenses and other assets	618,727	1,584,015
Investment in equity securities, current	446,766	0
Total current assets	192,782,682	165,135,568
NON-CURRENT ASSETS:
Vessels, net	74,885,936	88,708,051
Restricted cash	0	350,000
Due from related parties	$ 1,590,501	$ 1,590,501
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets, non-current	$ 357,769	$ 357,769
Deferred charges, net	698,562	1,420,574
Investment in equity securities	2,537,179	0
Investment in related party	50,555,556	50,541,667
Total non-current assets	130,625,503	142,968,562
Total assets	323,408,185	308,104,130
CURRENT LIABILITIES:
Current portion of long-term debt, net	0	1,311,289
Due to related parties	$ 322,778	$ 315,000
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 1,918,396	$ 3,187,728
Deferred revenue	859,643	310,000
Accrued liabilities	2,528,898	2,735,007
Total current liabilities	5,629,715	7,859,024
NON-CURRENT LIABILITIES:
Long-term debt, net	0	3,902,497
Total non-current liabilities	0	3,902,497
Commitments and contingencies
MEZZANINE EQUITY:
Mezzanine equity	121,111,110	119,601,410
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value: 3,900,000,000 shares authorized; 19,021,758 and 19,093,853 shares issued; 18,978,409 (net of treasury shares) and 19,093,853 shares outstanding as of December 31, 2023, and June 30, 2024, respectively	19,094	19,022
Preferred shares, $0.001 par value: 100,000,000 shares authorized; Series B preferred shares: 40,000 shares issued and outstanding as of December 31, 2023, and June 30, 2024, respectively	40	40
Additional paid-in capital	55,909,889	57,244,290
Treasury shares: 43,349 and 0 shares as of December 31, 2023, and June 30, 2024, respectively	0	(223,840)
Retained Earnings	140,738,337	119,701,687
Total shareholders' equity	196,667,360	176,741,199
Total liabilities, mezzanine equity and shareholders' equity	323,408,185	308,104,130
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Mezzanine equity	$ 121,111,110	$ 119,601,410